JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIESEFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2020 and 2019. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2020 and 2019.